CONTINGENT FORWARD CONTRACTS - Series D convertible preferred shares (Details) - Series D convertible preferred shares	Jun. 30, 2020	Mar. 31, 2020
Stock price
Derivative [Line Items]
Derivative Liability, Measurement Input	7.10	6.99
Present value factor
Derivative [Line Items]
Derivative Liability, Measurement Input	1.0000	1.0000
Estimated probability of satisfying milestones
Derivative [Line Items]
Derivative Liability, Measurement Input	100	100